UNITEDSTATES
                         SECURITIESANDEXCHANGECOMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TENOR CAPITAL MANAGEMENT Co., L.P.
Address: 1180 AVE. OF THE AMERICAS
         SUITE 1940
         NEW YORK, NY 10036

Form 13F File Number: 28-11620

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  MATTHEW STARR
Title: PARTNER
Phone: (212) 918-5302

Signature, Place, and Date of Signing:


/s/ Matthew Starr                          New York, NY                  5-13-08
---------------------------                -------------                 -------
       [Signature]                         [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
                                          -----------

Form 13F Information Table Entry Total:        59
                                          -----------

Form 13F Information Table Value Total:    $ 510091
                                          -----------
                                          (thousands)

List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


      NONE

ITEM 1                               ITEM 2    ITEM 3     ITEM 4    ITEM 5               ITEM 6      ITEM 7    ITEM 8
-----------------------------------  --------  ---------  --------  -------------------  ----------  --------  ---------------------
                                     TITLE OF             VALUE     SHARES/   SH/  PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                       CLASS     CUSIP      (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE     SHARED  NONE
AFFYMETRIX INC NOTE 0.750%12/1       NOTE      00826taf5  18611     19000000  PRN         Sole                 19000000
AMERICAN FINL GROUP INC OHIO
     NOTE 1.486% 6/0                 NOTE      025932AD6   3474      7700000  PRN         Sole                  7700000
APRIA HEALTHCARE GROUP INC
     NOTE 3.375% 9/0                 NOTE      037933AB4  15569     15420000  PRN         Sole                 15420000
LUCENT TECHNOLOGIES INC
     DBCV 2.750% 6/1                 DBCV      549463ag2   5201      5850000  PRN         Sole                  5850000
AMGEN INC NOTE 0.125% 2/0            NOTE      031162an0  11359     12500000  PRN         Sole                 12500000
AMAZON COM INC NOTE 4.750% 2/0       NOTE      023135AF3  10568     10000000  PRN         Sole                 10000000
BIOMARIN PHARMACEUTICAL INC
     NOTE 1.875% 4/2                 NOTE      09061gad3   9369      5000000  PRN         Sole                  5000000
COEUR D ALENE MINES CORP
     IDA NOTE 3.250%                 NOTE      192108AR9   9671     10000000  PRN         Sole                 10000000
CADENCE DESIGN SYSTEM INC NOTE 8/1   NOTE      127387AB4  32016     32400000  PRN         Sole                 32400000
CEPHALON INC NOTE 6/1                NOTE      156708al3  12261     10000000  PRN         Sole                 10000000
COUNTRYWIDE FINANCIAL CORP DBCV 4/1  DBCV      222372AN4   3556      4000000  PRN         Sole                  4000000
COUNTRYWIDE FINANCIAL CORP DBCV 5/1  DBCV      222372AP9   1720      2000000  PRN         Sole                  2000000
SEACOR HOLDINGS INC DBCV 2.875%12/1  DBCV      811904aj0   6319      5000000  PRN         Sole                  5000000
SEACOR HOLDINGS INC DBCV 2.875%12/1  DBCV      811904ah4   6319      5000000  PRN         Sole                  5000000
COOPER COS INC DBCV 2.625% 7/0       DBCV      216648ag0  17132     17000000  PRN         Sole                 17000000
CV THERAPEUTICS INC NOTE 2.750% 5/1  NOTE      126667AF1   7653     10200000  PRN         Sole                 10200000
CV THERAPEUTICS INC NOTE 2.000% 5/1  NOTE      126667AD6   1717      2000000  PRN         Sole                  2000000
CYMER INC NOTE 3.500% 2/1            NOTE      232572ae7   5851      5926000  PRN         Sole                  5926000
DICKS SPORTING GOODS INC
     NOTE 1.606% 2/1                 NOTE      253393AB8   4913      5000000  PRN         Sole                  5000000
ELECTRONIC DATA SYS NEW
     NOTE 3.875% 7/1                 NOTE      285661AF1   9288      9500000  PRN         Sole                  9500000
EDWARDS LIFESCIENCES CORP
     DBCV 3.875% 5/1                 DBCV      28176EAB4  16964     16847000  PRN         Sole                 16847000
ADVANCED MEDICAL OPTICS INC
     NOTE 2.500% 7/1                 NOTE      00763MAG3  16043     17525000  PRN         Sole                 17525000
FEI CO NOTE 2.875% 6/0               NOTE      30241LAF6   1589      1592000  PRN         Sole                  1592000
FEI CO NOTE 6/1                      NOTE      30241LAD1   3023      3000000  PRN         Sole                  3000000
GENCORP INC NOTE 4.000% 1/1          NOTE      368682aj9  11538     12000000  PRN         Sole                 12000000
INVITROGEN CORP NOTE 3.250% 6/1      NOTE      46185ram2  15972     14500000  PRN         Sole                 14500000
JETBLUE AWYS CORP NOTE 3.500% 7/1    NOTE      477143ab7   2844      2894000  PRN         Sole                  2894000
JUNIPER NETWORKS INC NOTE 6/1        NOTE      48203RAC8  13682     10750000  PRN         Sole                 10750000
LANDAMERICA FINL GROUP INC
     DBCV 3.250% 5/1                 DBCV      514936ad5   4257      4500000  PRN         Sole                  4500000
LINEAR TECHNOLOGY CORP
     NOTE 3.000% 5/0                 NOTE      535678AC0   2347      2500000  PRN         Sole                  2500000
MCMORAN EXPLORATION CO
     NOTE 6.000% 7/0                 NOTE      582411AB0   2823      2300000  PRN         Sole                  2300000
MEDICIS PHARMACEUTICAL
     CORP NOTE 1.500% 6/0            NOTE      584690ab7  57423     57856000  PRN         Sole                 57856000
MACROVISION CORP NOTE 2.625% 8/1     NOTE      555904ab7   5538      6500000  PRN         Sole                  6500000
NOVELL INC DBCV 0.500% 7/1           DBCV      670006ac9  16161     17095000  PRN         Sole                 17095000
OMNICOM GROUP INC NOTE 2/0           NOTE      681919ak2  16935     17075000  PRN         Sole                 17075000
OSCIENT PHARMACEUTICALS
     CORP NOTE 3.500% 4/1            NOTE      68812RAC9   2088      6000000  PRN         Sole                  6000000
REGENERON PHARMACEUTICALS
     NOTE 5.500%10/1                 NOTE      75886fab3  16814     16400000  PRN         Sole                 16400000
TRANSOCEAN SEDCO FOREX INC
     NOTE 1.625%12/1                 NOTE      893830AU3   9817      9000000  PRN         Sole                  9000000
TRANSOCEAN SEDCO FOREX INC
     NOTE 1.500%12/1                 NOTE      893830AV1   7647      7000000  PRN         Sole                  7000000
TRANSOCEAN SEDCO FOREX INC
     NOTE 1.500%12/1                 NOTE      893830AW9   1093      1000000  PRN         Sole                  1000000
SEPRACOR INC NOTE 10/1               NOTE      817315aw4  11721     13000000  PRN         Sole                 13000000
SIRIUS SATELLITE RADIO INC NOTE
     2.500% 2/1                      NOTE      82966uac7  12609     12500000  PRN         Sole                 12500000
SYMANTEC CORP NOTE 0.750% 6/1        NOTE      871503AD0   2688      2500000  PRN         Sole                  2500000
SYNAPTICS INC NOTE 0.750%12/0        NOTE      87157DAB5   7555      8000000  PRN         Sole                  8000000
TEKELEC NOTE 2.250% 6/1              NOTE      879101ae3   8175      8258000  PRN         Sole                  8258000
VISHAY INTERTECHNOLOGY INC
     NOTE 3.625% 8/0                 NOTE      928298AF5  38860     38918000  PRN         Sole                 38918000
AMR CORP COM                         COM       001765106     99        11000  SH          Sole                    11000
CRYSTALLEX INTL CORP COM             COM       22942F101     68        30000  SH          Sole                    30000
SYMMETRICOM INC COM                  COM       871543104   1045       299300  SH          Sole                   299300
TRANS-INDIA ACQUISITION CORP COM     COM       893237107   2244       300000  SH          Sole                   300000
AK STL HLDG CORP PUT                 PUT       001547958     65          150       PUT    Sole                      150
AMR CORP PUT                         PUT       001765956    715         1135       PUT    Sole                     1135
CONTINENTAL AIRLS INC PUT            PUT       210795958     93          250       PUT    Sole                      250
COUNTRYWIDE FINANCIAL CORP PUT       PUT       222372954    780         2535       PUT    Sole                     2535
FORD MTR CO DEL PUT                  PUT       345370950     74          500       PUT    Sole                      500
LEAR CORP PUT                        PUT       521865955     37          150       PUT    Sole                      150
UAL CORP PUT                         PUT       902549957    134          357       PUT    Sole                      357
CHIQUITA BRANDS INTL INC *W
     EXP 03/19/200                   W         170032114   5858       968300  W           Sole                   968300
TRANS-INDIA ACQUISITION CORP
     *W EXP 02/08/201                W         893237115    107       150000  W           Sole                   150000